Financial risk management - Quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries (Details)
¥ in Thousands
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) USD ($)	Dec. 31, 2023 CNY (¥)
Instruments by category
Fair values	¥ 25,383,755	¥ 18,943,827	¥ 16,951,174
Fair values	¥ 11,830,165	11,425,333	14,052,642
Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Bond yield
Instruments by category
Significant unobservable inputs	0.03
Investments in ordinary and preferred shares | Financial assets measured at FVTPL
Instruments by category
Fair values	¥ 3,493,969	2,096,140	1,318,573
Treasury investments | Financial assets measured at FVTPL
Instruments by category
Fair values	7,594,780	8,039,752	3,250,041
Treasury investments | Financial assets measured at FVOCI
Instruments by category
Fair values	¥ 99,357	9,769	8,770
Recurring | Treasury investments | Financial liabilities measured at FVTPL | Minimum | Expected rate of return
Instruments by category
Significant unobservable inputs	1.3
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL
Instruments by category
Fair values	¥ 936,279	¥ 370,666	¥ 206,497
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Expected volatility
Instruments by category
Significant unobservable inputs	0.722
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.015
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Minimum | Expected volatility
Instruments by category
Significant unobservable inputs		0.543	0.361
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Minimum | Risk-free interest rate
Instruments by category
Significant unobservable inputs		0.017	0.044
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Maximum | Expected volatility
Instruments by category
Significant unobservable inputs		0.672	0.463
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Maximum | Risk-free interest rate
Instruments by category
Significant unobservable inputs		0.044	0.057
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL
Instruments by category
Fair values	¥ 2,448,517	¥ 1,949,716	¥ 1,353,658
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Expected volatility
Instruments by category
Significant unobservable inputs	31.6	0.278	0.422
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Discount for lack of marketability ("DLOM")
Instruments by category
Significant unobservable inputs	0.045	0.038	0.048
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.013	0.015	0.021
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Expected volatility
Instruments by category
Significant unobservable inputs	83.1	0.792	0.649
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Discount for lack of marketability ("DLOM")
Instruments by category
Significant unobservable inputs	29.1	0.293	0.29
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	4.1	0.038	0.042
Recurring | Treasury investments | Financial assets measured at FVTPL
Instruments by category
Fair values	¥ 6,724,228	¥ 4,868,032
Recurring | Treasury investments | Financial assets measured at FVTPL | Minimum | Expected rate of return
Instruments by category
Significant unobservable inputs		0.017
Recurring | Treasury investments | Financial assets measured at FVTPL | Maximum | Expected rate of return
Instruments by category
Significant unobservable inputs	2.2	0.041
Recurring | Loans receivable | Financial assets measured at FVOCI
Instruments by category
Fair values	¥ 4,599,599